Credit facilities (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Facilities
Interest expense pertaining	$ 134,004	$ 153,191	$ 146,295